PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment by Operating Segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,700	$ 3,300
Property, plant and equipment	98,086	100,009
Increase (decrease) in property, plant and equipment	(1,923)
Increase (decrease) through net exchange differences, property, plant and equipment	(2,294)
Depreciation expenses	(2,416)
Additions other than through business combinations, property, plant and equipment	3,161
Acquisitions through business combinations, property, plant and equipment	4,324
Disposals, property, plant and equipment	4,698
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	45,271	45,206
Increase (decrease) in property, plant and equipment	65
Increase (decrease) through net exchange differences, property, plant and equipment	(773)
Depreciation expenses	(751)
Additions other than through business combinations, property, plant and equipment	577
Acquisitions through business combinations, property, plant and equipment	2,351
Disposals, property, plant and equipment	1,339
Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	28,262	32,167
Increase (decrease) in property, plant and equipment	(3,905)
Increase (decrease) through net exchange differences, property, plant and equipment	(638)
Depreciation expenses	(716)
Additions other than through business combinations, property, plant and equipment	543
Acquisitions through business combinations, property, plant and equipment	185
Disposals, property, plant and equipment	3,279
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11,139	8,432
Increase (decrease) in property, plant and equipment	2,707
Increase (decrease) through net exchange differences, property, plant and equipment	(75)
Depreciation expenses	(221)
Additions other than through business combinations, property, plant and equipment	1,289
Acquisitions through business combinations, property, plant and equipment	1,720
Disposals, property, plant and equipment	6
Private Equity and Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,414	14,204
Increase (decrease) in property, plant and equipment	(790)
Increase (decrease) through net exchange differences, property, plant and equipment	(808)
Depreciation expenses	(728)
Additions other than through business combinations, property, plant and equipment	752
Acquisitions through business combinations, property, plant and equipment	68
Disposals, property, plant and equipment	74
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,300	6,700
Property, plant and equipment [member] | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	419	393
Property, plant and equipment [member] | Private Equity and Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,400	1,300
Property, plant and equipment [member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3,700	4,100
Property, plant and equipment [member] | Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 831	$ 856